Consolidated Statements of Changes in Shareholders’ Equity - CNY (¥)		Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income /(losses)	Retained earnings	Total
Balance at Dec. 31, 2017			¥ 569,125,240	¥ (4,469,444)	¥ 1,266,592,996	¥ 1,831,248,792
Net income					860,908,711	860,908,711
Foreign currency translation adjustment				(1,682,779)		(1,682,779)
Unrealized gains on investment securities				1,585,705		1,585,705
Share-based compensation			39,715,168			39,715,168
Reorganization		98,493	(98,493)
Change in par value of ordinary shares		720,718	(720,718)
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering cost		97,532	313,682,251			313,779,783
Balance at Dec. 31, 2018		916,743	921,703,448	(4,566,518)	2,127,501,707	3,045,555,380
Net income					534,643,942	534,643,942
Foreign currency translation adjustment				3,965,185		3,965,185
Unrealized losses on investment securities				(1,518,079)		(1,518,079)
Share-based compensation			15,886,067			15,886,067
Balance at Dec. 31, 2019		916,743	937,589,515	(2,119,412)	2,662,145,649	3,598,532,495
Cumulative effect from change in accounting policies	[1]				(17,870,376)	(17,870,376)
Net income					114,852,526	114,852,526
Foreign currency translation adjustment				(16,166,094)		(16,166,094)
Unrealized losses on investment securities				(171,040)		(171,040)
Share-based compensation			62,073,367			62,073,367
Balance at Dec. 31, 2020		¥ 916,743	¥ 999,662,882	¥ (18,456,546)	¥ 2,759,127,799	¥ 3,741,250,878

[1]	We adopted CECL effective January 1, 2020. For additional information, see Note 2 (Summary of Significant Accounting Policies) for more information.